Summary of significant accounting policies - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	€ 161,837,429	€ 209,353,132	€ 98,628,871	€ 20,326,372
Net loss	(76,332,557)	(42,730,779)	(25,985,704)
Cash flows from (used in) operations	€ 67,200,000	€ 44,600,000	€ 21,500,000
Office equipment [member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life , property, plant and equipment	3 years
Office equipment [member] | Top Of Range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life , property, plant and equipment	5 years